UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2015

Date of reporting period: JUNE 30, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Shareholder Report

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

June 30, 2015

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Semi-Annual Shareholder Report

June 30, 2015

Tennenbaum Opportunities Partners V, LP (the “Partnership”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Partnership’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Partnership’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Partnership’s proxy voting guidelines and information regarding how the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the Partnership’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Portfolio Asset Allocation (Unaudited)

June 30, 2015

Percent of Cash
Industry	and Investments

Cable and Other Subscription Programming	10.1%
Gaming Industries	8.2%
Wired Telecommunications Carriers	6.0%
Artificial Synthetic Fibers and Filaments Manufacturing	5.6%
Pharmaceutical and Medicine Manufacturing	5.3%
Full-Service Restaurants	4.7%
Deep Sea, Coastal, and Great Lakes Water Transportation	4.1%
Structured Note Funds	4.0%
Oil and Gas Extraction	3.5%
Highway, Street, and Bridge Construction	3.2%
Wireless Telecommunications Carriers	2.9%
Coal Mining	2.9%
Motion Picture and Video Industries	2.5%
Software Publishers	2.5%
Wireless Telecommunications Carriers (except Satellite)	2.3%
Radio and Television Broadcasting	2.0%
Semiconductor and Other Electronic Component Manufacturing	1.8%
Electric Power Generation, Transmission and Distribution	1.6%
Specialty Hospitals	1.6%
Nonscheduled Air Transportation	1.1%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	1.1%
Architectural, Engineering, and Related Services	1.0%
Petroleum and Coal Products Manufacturing	1.0%
Scheduled Air Transportation	1.0%
Business Support Services	0.9%
Newspaper, Periodical, Book, and Directory Publishers	0.7%
Financial Investment Activities	0.6%
Other Investment Pools and Funds	0.6%
Metal Ore Mining	0.5%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	0.1%
Retail	0.1%
Depository Credit Intermediation	0.0%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.0%
Traveler Accommodation	0.0%
Telecommunications	0.0%
Miscellaneous Securities	0.2%
Cash and Cash Equivalents	16.3%
Total	100.0%

2

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Assets and Liabilities (Unaudited)

June 30, 2015

Assets
Investments, at fair value:
Companies less than 5% owned (cost $530,248,983)	$337,730,734
Companies 5% to 25% owned (cost $400,909,730)	347,921,734
Companies more than 25% owned (cost $73,860,809)	56,313,907
Total investments (cost $1,005,019,522)	741,966,375

Cash and cash equivalents	144,275,189
Accrued interest income:
Companies less than 5% owned	4,926,445
Companies 5% to 25% owned	567,305
Companies more than 25% owned	402,462
Foreign currency options at fair value	5,580,593
Receivable for investments sold	3,759,572
Deferred debt issuance costs	997,717
Prepaid expenses and other assets	965,872
Total assets	903,441,530

Liabilities
Credit facility payable	76,998,351
Management and advisory fees payable	1,736,116
Payable to the Common Limited Partner	543,163
Unrealized loss on foreign currency forward exchange contracts	538,971
Payable for investments purchased	330,608
Payable to the Investment Manager	323,764
Interest payable	315,423
Accrued expenses and other liabilities	2,838,275
Total liabilities	83,624,671

Preferred equity facility
Series A preferred interests; $20,000/interest liquidation preference; 25,000 interests authorized, 12,814 interests issued and outstanding	256,271,574
Accumulated distributions on Series A preferred interests	613,181
Total preferred limited partner interests	256,884,755

Net assets applicable to common limited and general partners	$562,932,104

Composition of net assets applicable to common limited and general partners
Paid-in capital	$959,349,878
Distributions in excess of net investment income	(919,455)
Accumulated net realized loss	(146,710,098)
Accumulated net unrealized depreciation	(248,788,221)
Net assets applicable to common limited and general partners	$562,932,104

See accompanying notes.

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited)

June 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments (A)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services
EGS Holdings, Inc.	Holdco PIK Notes	LIBOR (A)	3.00%	10.00%	10/3/2018	$133,556	$133,556	0.02%
Expert Global Solutions, LLC	Second Lien Term Loan	LIBOR (Q)	1.50%	11.00%	10/3/2018	$1,000,000	1,010,000	0.11%
							1,143,556	0.13%

Artificial Synthetic Fibers and Filaments Manufacturing
AGY Holding Corp.	Second Lien Notes	Fixed	-	11.00%	11/15/2016	$32,444,500	32,444,500	3.66%	B/E
AGY Holding Corp.	Sr Secured Term Loan	Fixed	-	12.00%	9/15/2016	$17,046,935	17,046,935	1.92%	B
							49,491,435	5.58%

Cable and Other Subscription Programming
Medfort, S.a.r.l (Primacom) (Germany)	First Lien Term Loan A	Fixed	-	15.00% PIK	11/21/2017	€3,423,334	3,815,990	0.43%	B/C/D
Medfort, S.a.r.l (Primacom) (Germany)	First Lien Term Loan A2	Fixed	-	15.00% PIK	11/21/2017	€12,035,724	13,416,222	1.51%	B/C/D
Medfort, S.a.r.l (Primacom) (Germany)	First Lien Term Loan B	Fixed	-	1.00% PIK	11/21/2017	€27,623,608	4,842,048	0.55%	B/C/D
Medfort, S.a.r.l (Primacom) (Germany)	First Lien Term Loan B2	Fixed	-	1.00% PIK	11/21/2017	€11,785,943	-	-	B/C/D
Primacom Finance (Lux) S.A. (Luxembourg)	Super Senior Facility	Fixed	-	1.00%	4/30/2034	€9,660,998	10,769,114	1.22%	B/D
							32,843,374	3.71%

Coal Mining
Eagle Coal Company, Inc.	First Lien Term Loan	LIBOR (Q)	1.50%	10.00%	7/10/2018	$10,609,359	10,422,104	1.18%
Oxford Mining Company, LLC	First Lien Delayed Draw Term Loan	LIBOR (Q)	0.75%	8.50% Cash + 3.00% PIK	12/31/2018	$14,441,858	14,529,332	1.64%
							24,951,436	2.82%

Financial Investment Activities
Marsico Capital Management	First Lien Term Loan	LIBOR (M)	-	5.00%	12/31/2022	$29,641,171	5,137,704	0.58%

Full-Service Restaurants
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$4,810,806	4,810,806	0.54%	F
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan B	Fixed	-	8.50%	3/30/2018	$3,683,980	3,683,980	0.42%	F
RM OpCo, LLC (Real Mex)	First Lien Term Loan Tranche A	Fixed	-	7.00%	3/21/2016	$10,730,279	10,730,279	1.21%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$23,970,579	14,739,509	1.66%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$7,549,159	7,549,159	0.85%	F
							41,513,733	4.68%

Gaming Industries
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	-	10.00%	12/15/2018	$80,839,000	22,331,774	2.52%	C

Metal Ore Mining
Molycorp, Inc.	First Lien Notes	Fixed	-	10.00%	6/1/2020	$5,000,000	1,250,000	0.14%	C
Molycorp, Inc.	Sr Unsecured Convertible Notes	Fixed	-	6.00%	9/1/2017	$29,127,000	844,683	0.10%	C
							2,094,683	0.24%

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

June 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments (continued)
Motion Picture and Video Industries
CORE Entertainment, Inc.	First Lien Term Loan	Fixed	-	9.00%	6/21/2017	$26,627,910	$17,939,223	2.02%
CORE Entertainment, Inc.	Second Lien Term Loan	Fixed	-	13.50%	6/21/2018	$21,302,328	4,049,573	0.46%	C
							21,988,796	2.48%

Nonscheduled Air Transportation
One Sky Flight, LLC	Second Lien Term Loan	Fixed	-	12.00% Cash + 3.00% PIK	6/3/2019	$5,192,348	5,348,119	0.60%

Oil and Gas Extraction
Linc Energy Finance (USA), Inc.	First Lien Notes	Fixed	-	9.63%	10/31/2017	$8,380,000	7,332,500	0.83%	E
Linc Energy Finance, Inc.	Sr Secured Notes	Fixed	-	12.50%	10/31/2017	$19,261,000	5,056,012	0.57%	E
Sunshine Oilsands Ltd.	Sr Secured Notes	Fixed	-	10.00%	8/1/2017	$27,051,000	18,597,562	2.10%	E
							30,986,074	3.50%

Petroleum and Coal Products Manufacturing
Boomerang Tube, LLC	Second Lien Term Loan	LIBOR (Q)	1.50%	9.50%	10/11/2017	$12,714,288	6,675,001	0.75%	C
Boomerang Tube, LLC	Super Priority Debtor-in-Possession	LIBOR (Q)	-	11.00%	10/7/2015	$2,180,037	2,105,293	0.24%
							8,780,294	0.99%

Pharmaceutical and Medicine Manufacturing
Novasep Holdings SAS (France)	First Lien Notes	Fixed	-	8.00%	12/15/2016	$24,483,000	24,452,396	2.76%	B/E

Radio and Television Broadcasting
Fuse, LLC	Sr Secured Notes	Fixed	-	10.38%	7/1/2019	$15,000,000	12,525,000	1.41%	E
The Tennis Channel, Inc.	First Lien Term Loan	LIBOR (Q)	-	8.50%	5/29/2017	$5,351,255	5,384,701	0.61%
							17,909,701	2.02%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing
GSE Environmental, Inc.	First Lien Term Loan	LIBOR (M)	1.00%	10.00%	8/11/2021	$8,823,529	8,702,206	0.98%

Scheduled Air Transportation
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/15/2017	$311,669	317,460	0.04%	F
N918DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/15/2018	$532,384	544,649	0.06%	F
N954DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/20/2019	$744,833	761,706	0.09%	F
N955DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$791,195	809,414	0.09%	F
N956DL	Aircraft Secured Mortgage	Fixed	-	8.00%	5/20/2019	$785,180	803,293	0.09%	F
N957DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$798,115	816,496	0.09%	F
N959DL	Aircraft Secured Mortgage	Fixed	-	8.00%	7/20/2019	$810,939	829,567	0.09%	F
N960DL	Aircraft Secured Mortgage	Fixed	-	8.00%	10/20/2019	$855,855	875,265	0.10%	F
N961DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/20/2019	$837,566	856,740	0.10%	F
N976DL	Aircraft Secured Mortgage	Fixed	-	8.00%	2/15/2018	$509,220	520,506	0.06%	F
							7,135,096	0.81%

Semiconductor and Other Electronic Component Manufacturing
Soraa, Inc.	Sr Secured Term Loan	LIBOR (M)	-	10.27%	9/1/2017	$15,000,000	14,382,000	1.62%

Software Publishers
Coreone Technologies, LLC	First Lien Term Loan	LIBOR (Q)	1.00%	3.75% Cash + 5.00% PIK	9/4/2018	$21,919,832	21,837,632	2.47%

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

June 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

						Principal		% of
						Amount or		Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Debt Investments (continued)
Specialty Hospitals
UBC Healthcare Analytics, Inc. (Evidera)	First Lien Term Loan	LIBOR (Q)	1.00%	9.00%	7/1/2018	$14,499,094	$14,567,965	1.64%

Structured Note Funds
Magnolia Finance V plc (Cayman Islands)	Asset-Backed Credit Linked Notes	Fixed	-	13.13%	8/2/2021	$35,000,000	35,213,500	3.97%	E

Wireless Telecommunications Carriers
Gogo, LLC	First Lien Term Loan	LIBOR (Q)	1.50%	9.75%	3/21/2018	$24,637,294	25,622,786	2.89%

Miscellaneous Securities						$7,682,000	1,920,500	0.22%	C/H

Total Debt Investments (Cost $632,852,987)							418,354,760	47.21%

Equity Securities
Architectural, Engineering, and Related Services
Alion Science & Technology Corp.	Warrants					10,375	104	-	C
Global Geophysical Services, Inc.	Common Stock					1,122,447	9,079,137	1.02%	B/C/E
Global Geophysical Services, Inc.	Warrants to Purchase Stock					69,158	7	-	B/C/E
							9,079,248	1.02%

Business Support Services
Findly Talent, LLC	Membership Units					1,993,022	456,402	0.05%	C/E
STG-Fairway Holdings, LLC (First Advantage)	Class A Units					2,368,001	7,576,182	0.86%	C/E
							8,032,584	0.91%

Cable and Other Subscription Programming
Perseus Holdings S.A. (Primacom) (Luxembourg)	Common Stock					78,000	4,866,332	0.55%	B/C/D/E
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Common Equity					10,442,055	35,457,033	4.00%	B/C/D/E
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Warrants to Purchase Ordinary Shares					18,677	16,032,798	1.81%	B/C/D/E
							56,356,163	6.36%

Coal Mining
Oxford Resources Partners, LP	Warrants to Purchase Common Units					59,790	649,914	0.07%	C/E

Deep Sea, Coastal, and Great Lakes Water Transportation
Blue Wall Shipping Limited (Marshall Islands)	Common Stock					1,339,286	12,334,824	1.39%	B/C
Tanker Investments Ltd. (Marshall Islands)	Common Stock					1,442,327	18,917,128	2.13%	C
TCP KC, LLC (Marshall Islands)	Membership Units					4,521,396	5,379,557	0.61%	C/E
							36,631,509	4.13%

Depository Credit Intermediation
Doral Financial Corp. (Puerto Rico)	Common Stock					120,539	42,189	0.01%	C

Electric Power Generation, Transmission and Distribution
Longview Intermediate Holdings C, LLC	Common Stock					1,238,605	13,779,481	1.56%	C/E

6

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

June 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Equity Securities (continued)
Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					474,738	$9,495	-	C/E

Full-Service Restaurants
RM Holdco, LLC (Real Mex)	Equity Participation					76	25	-	C/E/F
RM Holdco, LLC (Real Mex)	Membership Units					42,552,000	-	-	C/E/F
							25	-

Gaming Industries
TOPV New World Holdings, LLC (Gateway Casinos) (Canada)	Membership Interests					6,843,047	47,897,225	5.40%	B/C/E
Tropicana Entertainment, Inc.	Common Stock					180,844	2,902,546	0.33%	C/E
							50,799,771	5.73%

Highway, Street, and Bridge Construction
Contech Holdings, Inc.	Common Stock					711,255	27,889,944	3.15%	B/C/E

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing
Precision Holdings, LLC	Class C Membership Interests					94	-	-	C/E

Metal Ore Mining
St Barbara Ltd. (Australia)	Common Stock					6,254,591	2,747,636	0.31%	C/D

Newspaper, Periodical, Book, and Directory Publishers
HW Topco, Inc.	Common Stock					868,872	6,221,124	0.70%	C/E
HW Topco, Inc.	Preferred Stock					1,693	12,122	-	E
TBC Holdings I, Inc.	Common Stock					2,967	74,768	0.01%	C/E
							6,308,014	0.71%

Nonscheduled Air Transportation
Flight Options Holdings I, Inc. (One Sky)	Warrants to Purchase Common Stock					2,329	4,159,146	0.47%	C/E

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					576	354,823	0.04%	C/E/F

Other Investment Pools and Funds
TCP Delos Cayman Holdings (Beverly Shipping) (Cayman Islands)	Partnership Interest					551,799	879,580	0.10%	C/D/E/F
TCP Delos Cayman Holdings (King B) (Cayman Islands)	Partnership Interest					726,529	558,047	0.06%	C/E/F
TCP Delos Delaware Holdings, LLC (Raven Hill)	Partnership Interest					2,394,699	3,817,200	0.43%	C/D/E/F
							5,254,827	0.59%

Pharmaceutical and Medicine Manufacturing
NVHL S.A. (Novasep) (Luxembourg)	Common Shares					5,127,200	22,309,062	2.52%	B/C/D/E

Radio and Television Broadcasting
SCG Financial Acquisition Corp.	Common Stock					146,428	124,625	0.01%	C
Fuse Media, LLC	Warrants to Purchase Common Stock					786,791	79	-	C/E
							124,704	0.01%

7

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

June 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes
Equity Securities (continued)
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing
KAGY Holding Company, Inc.	Series A Preferred Stock					34,229	$1,208,641	0.14%	B/C/E

Retail
Shop Holding, LLC (Connexity)	Class A Units					1,427,232	797,109	0.09%	C/E
Shop Holding, LLC (Connexity)	Warrants to Purchase Class A Units					919,351	33,097	-	C/E
							830,206	0.09%

Scheduled Air Transportation
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Trust Beneficial Interests					2,251	218,628	0.03%	E/F
N918DL	Trust Beneficial Interests					1,822	255,918	0.03%	E/F
N954DL	Trust Beneficial Interests					1,695	145,718	0.02%	E/F
N955DL	Trust Beneficial Interests					1,633	212,632	0.03%	E/F
N956DL	Trust Beneficial Interests					1,648	205,016	0.02%	E/F
N957DL	Trust Beneficial Interests					1,633	206,692	0.02%	E/F
N959DL	Trust Beneficial Interests					1,619	208,415	0.02%	E/F
N960DL	Trust Beneficial Interests					1,577	207,448	0.02%	E/F
N961DL	Trust Beneficial Interests					1,604	198,218	0.02%	E/F
N976DL	Trust Beneficial Interests					1,949	196,718	0.02%	E/F
							2,055,403	0.23%

Semiconductor and Other Electronic Component Manufacturing
Soraa, Inc.	Warrants to Purchase Common Stock					210,000	52,563	-	C/E
TPG Hattrick Holdco, LLC (Isola)	Common Units					1,935,857	1,219,590	0.14%	C/E
							1,272,153	0.14%

Telecommunications
LightSquared Inc.	Call Option					475,268	-	-	C/E

Traveler Accommodation
Buffets Restaurants Holdings, Inc.	Common Stock					139,526	313,933	0.04%	C/E

Wired Telecommunications Carriers
Integra Telecom, Inc.	Common Stock					10,080,250	41,676,794	4.70%	B/C/E
Integra Telecom, Inc.	Warrants					3,018,747	1,924,451	0.22%	B/C/E
V Telecom Investment S.C.A. (Vivacom) (Luxembourg)	Common Shares					3,741	9,343,218	1.05%	C/D/E
							52,944,463	5.97%

Wireless Telecommunications Carriers (except Satellite)
Mid-Bowline Group Corp. (WIND Mobile) (Canada)	Class A Voting Shares					16,597,778	20,458,281	2.31%	B/C/D/E

Total Equity Securities (Cost $372,166,535)							323,611,615	36.51%

Total Investments (Cost $1,005,019,522)							741,966,375	83.72%	G

8

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

June 30, 2015

Showing Percentage of Total Cash and Investments of the Partnership

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes
Cash and Cash Equivalents
Union Bank of California	Commercial Paper	Fixed	-	0.05%	7/1/2015		$29,000,000	3.27%
Cash Denominated in Foreign Currency							245,937	0.03%
Cash Held on Account at Various Institutions							115,029,252	12.98%
Total Cash and Cash Equivalents							144,275,189	16.28%

Total Cash and Investments							$886,241,564	100.00%

Notes to Schedule of Investments:

(A)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(C)	Non-income producing security.

(D)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(E)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(F)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(G)	Includes investments with an aggregate fair value of $22,331,774 that have been segregated to collateralize certain unfunded commitments.

(H)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $13,939,170, and $238,613,777, respectively, for the period ended June 30, 2015. Aggregate acquisitions includes investment assets received as payment in kind. Aggregate dispositions includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of June 30, 2015 was $681,452,912 or 76.9% of total cash and investments of the Partnership.

Derivative instruments at June 30, 2015 were as follows:

	Notional
Instruments	Amount		Fair Value

Buy EUR vs. USD Put Option at a strike rate of 1.3139 expiring September 1, 2017		€25,000,000	$4,560,590
Sell EUR vs. USD Call Option at a strike rate of 1.3844 expiring September 1, 2017		€25,000,000	$(188,150)
Buy EUR vs. USD Put Option at a strike rate of 1.2161 expiring September 1, 2017		€4,000,000	$441,036
Sell EUR vs. USD Call Option at a strike rate of 1.2765 expiring September 1, 2017		€4,000,000	$(88,778)
Buy EUR vs. USD Put Option at a strike rate of 1.1626 expiring September 1, 2017		€8,000,000	$641,621
Sell EUR vs. USD Call Option at a strike rate of 1.2150 expiring September 1, 2017		€8,000,000	$(318,014)
Buy EUR vs. USD Put Option at a strike rate of 1.0975 expiring September 1, 2017		€5,000,000	$263,874
Sell EUR vs. USD Call Option at a strike rate of 1.1525 expiring September 1, 2017		€5,000,000	$(334,823)
Buy EUR vs. USD Put Option at a strike rate of 1.1375 expiring March 30, 2018		€12,500,000	$893,271
Sell EUR vs. USD Call Option at a strike rate of 1.2050 expiring March 30, 2018		€12,500,000	$(718,967)
Buy CAD vs. USD Put Option at a strike rate of 1.2900 expiring April 19, 2018	CAD	60,000,000	$2,286,558
Sell CAD vs. USD Call Option at a strike rate of 1.6000 expiring April 19, 2018	CAD	60,000,000	$(438,971)
Sell CAD vs. USD Call Option at a strike rate of 1.1500 expiring April 19, 2018	CAD	60,000,000	$(1,418,654)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.0819 for settlement on September 1, 2017		€8,000,000	$(489,059)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.1206 for settlement on September 1, 2017		€8,000,000	$(184,459)
Foreign Currency Forward Exchange Contract, sell CAD vs. USD at 1.1761 for settlement on December 17, 2018	CAD	3,397,778	$134,547
			$5,041,622

See accompanying notes.

9

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Operations (Unaudited)

Six Months Ended June 30, 2015

Investment income
Interest income:
Companies less than 5% owned	$24,774,259
Companies 5% to 25% owned	3,841,160
Companies more than 25% owned	2,389,438
Dividend income:
Companies less than 5% owned	522
Companies more than 25% owned	1,823,436
Lease income:
Companies more than 25% owned	121,144
Other income:
Companies less than 5% owned	53,219
Total investment income	33,003,178

Operating expenses
Management and advisory fees	11,043,260
Interest expense	1,191,632
Amortization of deferred debt issuance costs	533,136
Commitment fees	409,503
Legal fees, professional fees and due diligence expenses	288,736
Insurance expense	91,355
Director fees	94,333
Custody fees	88,000
Other operating expenses	277,310
Total operating expenses	14,017,265

Net investment income	18,985,913

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in companies less than 5% owned	(6,737,387)
Foreign currency transactions	28,453
Net realized loss	(6,708,934)

Net change in net unrealized appreciation/depreciation on:
Investments	(25,844,796)
Foreign currency	(6,117,199)
Net change in net unrealized appreciation/depreciation	(31,961,995)

Net realized and unrealized loss	(38,670,929)

Gain on retirement of Series A preferred interests	334,010
Dividends paid on preferred equity facility	(1,635,128)
Net change in accumulated dividends on preferred equity facility	269,428

Net decrease in net assets applicable to common limited and general partners resulting from operations	$(20,716,706)

See accompanying notes.

10

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2015 (Unaudited)
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of period	$643,812,375	$643,812,375	$-

Net investment income	18,985,913	18,985,913	-
Net realized loss	(6,708,934)	(6,708,934)	-
Net change in net unrealized appreciation/depreciation	(31,961,995)	(31,961,995)	-
Gain on retirement of Series A preferred interests	334,010	334,010
Dividends paid on preferred equity facility from net investment income	(1,635,128)	(1,635,128)	-
Net change in accumulated dividends on preferred equity facility	269,428	269,428	-
Net decrease in net assets applicable to common limited and general partners resulting from operations	(20,716,706)	(20,716,706)	-

Distributions to common limited and general partners from:
Net investment income	(16,163,565)	(16,163,565)	-
Returns of capital	(44,000,000)	(44,000,000)	-
Total distributions to common limited and general partners	(60,163,565)	(60,163,565)	-

Net assets applicable to common limited and general partners, end of period (including distributions in excess of net investment income of $919,455)	$562,932,104	$562,932,104	$-

	Year Ended December 31, 2014
		Common
		Limited	General
	Total	Partner	Partner
Net assets applicable to common limited and general partners, beginning of year	$804,406,930	$804,406,930	$-

Net investment income	97,984,353	97,984,353	-
Net realized loss	(24,340,815)	(24,340,815)	-
Net change in net unrealized appreciation/depreciation	(49,431,757)	(49,431,757)	-
Gain on retirement of Series A preferred interests	2,066,688	2,066,688
Dividends paid on preferred equity facility from net investment income	(3,513,112)	(3,513,112)	-
Net change in accumulated dividends on preferred equity facility	16,827	16,827	-
Net increase in net assets applicable to common limited and general partners resulting from operations	22,782,184	22,782,184	-

Distributions to common limited and general partners from:
Net investment income	(102,597,589)	(102,597,589)	-
Returns of capital	(80,779,150)	(80,779,150)	-
Total distributions to common limited and general partners	(183,376,739)	(183,376,739)	-

Net assets applicable to common limited and general partners, end of year (including distributions in excess of net investment income of $2,376,103)	$643,812,375	$643,812,375	$-

See accompanying notes.

11

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2015

Operating activities
Net decrease in net assets applicable to common limited and general partners resulting from operations	$(20,716,706)
Adjustments to reconcile net decrease in net assets applicable to common limited and general partners resulting from operations to net cash provided by operating activities:
Net realized loss	6,708,934
Net change in net unrealized appreciation/depreciation	33,417,649
Gain on retirement of Series A preferred interests	(334,010)
Dividends paid on preferred equity facility	1,635,128
Net change in accumulated dividends on preferred equity facility	(269,428)
Interest income paid in kind	(3,576,090)
Net accretion of market discount	(338,602)
Accretion of original issue discount	(1,742,318)
Amortization of deferred debt issuance costs	533,136
Changes in assets and liabilities:
Purchases of investments	(10,363,080)
Proceeds from sales, maturities and paydowns of investments	238,613,777
Increase in receivable for investments sold	(3,759,572)
Decrease in accrued interest income - companies less than 5% owned	3,504,660
Decrease in accrued interest income - companies 5% to 25% owned	5,651
Increase in accrued interest income - companies more than 25% owned	(47,930)
Decrease in prepaid expenses and other assets	8,657
Decrease in management and advisory fees payable	(358,814)
Increase in payable to the Common Limited Partner	66,560
Increase in payable for investments purchased	18,439
Decrease in payable to the Investment Manager	(6,159)
Decrease in interest payable	(233,241)
Decrease in accrued expenses and other liabilities	(1,868,092)
Net cash provided by operating activities	240,898,549

Financing activities
Proceeds from draws on credit facility	5,000,000
Principal repayments on credit facility	(30,998,148)
Dividends paid on preferred equity facility	(1,635,128)
Repurchase of interests on preferred equity facility	(110,327,728)
Distributions to common limited partner	(110,230,220)
Net cash used in financing activities	(248,191,224)

Net decrease in cash and cash equivalents	(7,292,675)
Cash and cash equivalents at beginning of period	151,567,864
Cash and cash equivalents at end of period	$144,275,189

Supplemental disclosure:
Interest payments	$1,424,873

See accompanying notes.

12

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited)

June 30, 2015

1. Organization and Nature of Operations

Tennenbaum Opportunities Partners V, LP (the “Partnership”), a Delaware Limited Partnership, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Partnership has elected to be treated as a partnership for U.S. federal income tax purposes.

The Certificate of Limited Partnership of the Partnership was filed with the Delaware Secretary of State on September 29, 2006, and the Partnership commenced operations on December 15, 2006. The Partnership was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Partnership is to achieve high total returns while minimizing losses. Tennenbaum Opportunities Fund V, LLC (“TOF V” or the “Common Limited Partner”) owns the entire common limited partnership interest in the Partnership.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of the Partnership. Babson Capital Management LLC serves as Co-Manager. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Partnership management consists of the General Partner and the Board of Directors. The General Partner directs and executes the day-to-day operations of the Partnership, subject to oversight from the Board of Directors, which performs certain functions required by the 1940 Act. The Board of Directors has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. The Board of Directors consists of four persons, three of whom are independent. If the Partnership has preferred limited partner interests outstanding, as it currently does, the holders of the preferred limited partner interests voting separately as a class are entitled to elect two of the Partnership’s Directors. The remaining directors of the Partnership are subject to election by holders of the common limited partner interests and preferred limited partner interests voting together as a single class.

Partnership Structure

At June 30, 2015, total capitalization of the Partnership was approximately $1.39 billion, consisting of $980 million of unreturned equity from the Common Limited Partner (the “Common Limited Interests”), $256 million of preferred limited partner interests (the “Preferred Limited Interests”) and $150 million under a senior secured revolving credit facility (the “Senior Facility”). The Common Limited Interests, Preferred Limited Interests and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

13

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

1. Organization and Nature of Operations (continued)

The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by TOF V as the holder of the Common Limited Interests. However, the Partnership Agreement will prohibit liquidation of the Partnership prior to October 10, 2016 if the Preferred Limited Interests are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At June 30, 2015, the Partnership had 12,814 Preferred Limited Interests issued and outstanding with a liquidation preference of $20,000 per interest. The Preferred Limited Interests are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Preferred Limited Interests or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Preferred Limited Interests, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At June 30, 2015, the Partnership was in full compliance with such requirements. On March 31, 2015, the Partnership repurchased and retired 3,340 Preferred Limited Interests. A gain of $334,010 on the retirement of these interests is reflected in the Statement of Operations.

The Preferred Limited Interests accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Preferred Limited Interests that are CP Conduits (as defined in the leveraging documents), the higher of LIBOR plus 0.75% or the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Partnership is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies of the Partnership.

14

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

2. Summary of Significant Accounting Policies (continued)

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Preferred Limited Interests. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

15

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

2. Summary of Significant Accounting Policies (continued)

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, merger and acquisition comparables, our principal market and enterprise values, among other factors.

Unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of June 30, 2015 included the following:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Debt	$251,248,629	Market rate approach	Market yields	6.3% - 23.2% (13.3%)
		Market quotations	Indicative bid/ask quotes	1 - 2 (1)
		Market comparable companies	Revenue multiples	0.4x - 0.4x (0.4x)
		Market comparable companies	EBITDA multiples	3.8x - 9.4x (7.4x)
Other Corp Debt	110,707,958	Market quotations	Indicative bid/ask quotes	1 - 1 (1)
		Market comparable companies	EBITDA multiples	8.3x - 8.3x (8.3x)
Equity	298,877,491	Market rate approach Market quotations Market comparable companies Market comparable companies	Market yields Indicative bid/ask quotes Revenue multiples EBITDA multiples	16.5% - 18.0% (16.9%) 1 - 2 (1) 0.4x - 0.4x (0.4x) 2.0x - 13.5x (8.8x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

16

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

2. Summary of Significant Accounting Policies (continued)

At June 30, 2015, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$21,831,578
2	Other observable market inputs*	5,137,704	51,260,469	2,902,546
3	Independent third-party pricing sources that employ significant unobservable inputs	249,143,336	110,707,958	277,099,062
3	Investment Manager valuations with significant unobservable inputs	2,105,293	-	21,778,429
Total		$256,386,333	$161,968,427	$323,611,615

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the six months ended June 30, 2015 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$467,527,298	$105,516,490	$264,368,978
Net realized and unrealized gains (losses)	(34,121,899)	(2,188,007)	2,960,195
Acquisitions	8,397,060	558,800	3,508,169
Dispositions	(192,659,123)	(205,825)	(6,338,524)
Transfers into Level 3ǂ	-	21,014,000	12,600,244
Transfers out of Level 3†	-	(13,987,500)	-
Ending balance	$249,143,336	$110,707,958	$277,099,062

Net change in unrealized losses during the period on investments still held at period end (included in net realized and unrealized gains (losses), above)	$(34,180,567)	$(2,203,341)	$(655,566)

ǂ Comprised of two investments that were transferred from Level 2 due to reduced trading volumes.

† Comprised of one investment that was transferred to Level 2 due to increased observable market activity.

17

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

2. Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$2,713,503	$18,348,935
Net realized and unrealized gains (losses)	(12,673)	(327,515)	2,507,144
Acquisitions	2,117,966	282,849	1,638,318
Dispositions	-	(2,668,837)	(715,968)
Ending balance	$2,105,293	$-	$21,778,429

Net change in unrealized losses during the period on investments still held at period end (included in net realized and unrealized gains (losses), above)	$(12,673)	$-	$(621,371)

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of generally three months or less.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Schedule of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

18

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

2. Summary of Significant Accounting Policies (continued)

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At June 30, 2015, the Partnership held foreign currency denominated investments comprising approximately 20.05% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at June 30, 2015, and reported in U.S. dollars.  Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions. The Partnership reports that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain foreign currency forward exchange and option transactions. The Partnership recognizes all derivatives as either assets or liabilities in the Statement of Assets and Liabilities. The transactions are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

Gains and losses from derivative transactions during the six months ended June 30, 2015 were included in net realized and unrealized gain (loss) on investments in the Statement of Operations as follows:

Instrument	Realized	Unrealized
Foreign currency forward exchange contract (CAD)	$-	$159,489
Foreign currency forward exchange contracts (EUR)	-	(673,518)
Foreign currency option contracts (EUR)	-	3,139,327
Foreign currency option contracts (CAD)	-	59,747

19

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

2. Summary of Significant Accounting Policies (continued)

Valuations of foreign currency option contracts at June 30, 2015 were determined using observable market inputs other than quoted prices in active markets for identical assets and, accordingly, were classified as Level 2 in the GAAP valuation hierarchy. Valuations of foreign currency forward exchange contracts were determined using quoted prices in active markets for identical assets and, accordingly, were classified as Level 1 in the GAAP valuation hierarchy.

Debt Issuance Costs

Costs of approximately $10.2 million were incurred in connection with the initial placement and the subsequent extension of the Partnership’s Senior Facility. The costs were deferred and are being amortized on a straight-line basis through the amended maturity of the Senior Facility on June 15, 2016, adjusting for scheduled decreases in the size of the Senior Facility over its remaining life (Note 5).

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees, and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

Certain of the Partnership’s debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected, generally at disposition. When the Partnership receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income .

Income Taxes

The Partnership’s income or loss is reported in the partners’ income tax returns. Consequently, no income taxes are paid at the Partnership level or reflected in the Partnership’s financial statements. In accordance with ASC Topic 740 - Income Taxes, the Partnership recognizes in its financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of June 30, 2015, the tax

20

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

2. Summary of Significant Accounting Policies (continued)

returns, the qualification of the Partnership, and the amount of allocable Partnership income or loss for all tax years since January 1, 2011 are subject to examination by federal taxing authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership (including derivatives) at June 30, 2015 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$105,808,870
Unrealized depreciation	(364,189,581)
Net unrealized depreciation	(258,380,711)

Cost	$1,005,388,708

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Common Limited Partner until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner until it has received 20% of all cumulative income and gain distributions (the “Hurdle”). 80% of all remaining net income and gain distributions are allocated to the Common Limited Partner, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Common Limited Partner has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Common Limited Partner for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments, and appreciation or depreciation on investments for the period are allocated to the Common Limited Partner and the General Partner in a manner consistent with that used to determine distributions. As of June 30, 2015, the Hurdle exceeded the cumulative performance of the Partnership; accordingly, no performance allocation was recorded.

Distributions to the Common Limited Partner are generally based on the Common Limited Partner’s estimated taxable earnings from its interest in the Partnership, and are recorded on the ex-dividend date. The timing of distributions is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. Any net long-term capital gains are distributed at least annually. As of June 30, 2015, the Partnership had distributed $844,796,522 to the Common Limited Partner since inception.

21

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

4. Management and Advisory Fees and Other Expenses

The Partnership incurs an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 1.5% of the sum of the Common Limited Interest commitments (reduced after the ramp-up period by returns of contributed capital) and the Preferred Limited Interests and debt potentially issuable in respect of such Common Limited Interest commitments, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Preferred Limited Interests when less than $1 million in liquidation preference of Preferred Limited Interests remains outstanding. In addition to the management fee, the General Partner is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Partnership pays all expenses incurred in connection with the business of the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5. Senior Secured Revolving Credit Facility

The Senior Facility is a senior secured revolving credit facility issued by the Partnership. The Partnership currently has a $150 million Senior Facility maturing on June 15, 2016. The commitment is scheduled to be reduced to $130 million on March 15, 2016. Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 2.50% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 2.50% or (ii) the CP Conduit’s cost of funds plus 2.50% subject to certain limitations. Also, the Senior Facility accrues commitment fees at a rate of 0.75% per annum on the unused portion of the Senior Facility, or 2.50% per annum when less than 50% of the Senior Facility commitment in borrowings are outstanding. The weighted-average interest rate on outstanding borrowings at June 30, 2015 was 2.60%. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of June 30, 2015, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in U.S. dollars using the closing rate in effect on the date of valuation. At June 30, 2015, outstanding borrowings were comprised of €30,500,000 ($33,998,351) and $43,000,000. Accrued interest was comprised of €2,118 ($2,361) and $313,062.

22

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the San Francisco area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Schedule of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $19.1 million.

Consistent with standard business practice, the Partnership enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The Partnership’s maximum exposure under these arrangements and activities is unknown. However, the Partnership expects the risk of material loss to be remote.

7. Related Parties

The Partnership, the Common Limited Partner, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Common Limited Partner which are funded by or reimbursable through contributions from or deductions from distributions to the Common Limited Partner. At June 30, 2015, the Partnership had a liability to the Common Limited Partner in the amount of $543,163 as reflected in the Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Partnership and receives reimbursement from the Partnership. At June 30, 2015, such reimbursable amounts totaled $323,764 as reflected in the Statement of Assets and Liabilities.

In connection with the planned wind down of the Partnership, the Partnership obtained an exemptive order (the “Order”) from the Securities and Exchange Commission permitting the Partnership to sell certain investments to affiliated investment companies at fair value. The Order exempts the Partnership from provisions of Sections 17(a) and 57(a) of the 1940 Act which would otherwise restrict such transfers. All such sales are subject to the conditions set forth in the Order, which among others include certain procedures to verify that the sale is done at the current market price of the investment.

23

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2015

7. Related Parties (continued)

During the six months ended June 30, 2015, the Partnership received approximately $94.6 million on the sale of certain investments to affiliates (as defined in the 1940 Act), which included a net realized gain of approximately $3.8 million. All of the transfers were consummated in accordance with the provisions of the Order and were accounted for as a sale in accordance with ASC 860, Transfers and Servicing. The Partnership has no continuing involvement in the transferred assets.

8. Subsequent Events

On July 16, 2015, the Partnership entered into an agreement to sell its various investments in Primacom (the “Primacom Investments”) at an aggregate estimated price range of approximately $120 million to $140 million, subject to tax analyses and fluctuations in the euro/dollar exchange rate, representing an approximately $30 million to $50 million increase over the aggregate fair value of the Primacom Investments at June 30, 2015. On a pro-forma basis, the return to the Common Limited Partner for the six months ended June 30, 2015 would have been 2.0% to 5.5% if the sale price were reflected in the valuation of the investments at June 30, 2015.

24

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Notes to Financial Statements (Unaudited) (Continued)

8. Financial Highlights

	Six Months
	Ended
	June 30, 2015	Year Ended December 31,
	(Unaudited)	2014	2013	2012	2011

Period return on invested assets (1), (2)	(0.8)%	4.6%	12.7%	7.6%	(0.8)%

Gross return to common limited partner (1)	(3.3)%	3.3%	17.7%	6.5%	(4.3)%
Less: General Partner allocation (1)	0.0%	0.0%	0.0%	0.0%	0.0%
Period return to common limited partner (1), (3)	(3.3)%	3.3%	17.7%	6.5%	(4.3)%

Ratios to average common equity: (4), (5)
Net investment income	6.4%	12.9%	13.6%	11.5%	10.1%
Expenses	4.7%	4.5%	4.2%	4.0%	3.4%
Expenses and General Partner allocation	4.7%	4.5%	4.2%	4.0%	3.4%

Ending net assets attributable to common limited partner	$562,932,104	$643,812,375	$804,406,930	$772,619,947	$834,882,226
Portfolio turnover rate (1)	1.6%	23.5%	31.2%	41.8%	41.1%
Weighted-average debt outstanding	$90,828,446	$129,844,307	$225,346,892	$87,573,428	$88,160,550
Weighted-average interest rate	2.7%	2.1%	0.6%	0.8%	1.5%

Annualized Inception to Date Performance Data as of June 30, 2015:
Return on invested assets (1)	5.3%
Internal rate of return (6)	4.5%

(1)	Not annualized for periods of less than one year.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees) are calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios include interest expense but do not reflect the effect of dividends on the preferred equity facility.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)	Net of dividends on the preferred equity facility, allocations to the General Partner, and partnership expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the Partnership at net asset value as of the balance sheet date.

25

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Six Months Ended June 30, 2015

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

AGY Holding Corp., Second Lien Notes, 11%, due 11/15/16	$31,568,499	$-	$-	$32,444,500
AGY Holding Corp., Sr Secured Term Loan, 12%, due 9/15/16	17,046,935	-	-	17,046,935
Aircraft Leased to Delta Air Lines, Inc.
N913DL Aircraft Secured Mortgage, 8%, due 3/15/17	406,032	-	(86,477)	317,460
N918DL Aircraft Secured Mortgage, 8%, due 8/15/18	622,030	-	(76,551)	544,649
N954DL Aircraft Secured Mortgage, 8%, due 3/20/19	849,611	-	(87,946)	761,706
N955DL Aircraft Secured Mortgage, 8%, due 6/20/19	893,442	-	(84,597)	809,414
N956DL Aircraft Secured Mortgage, 8%, due 5/20/19	888,868	-	(86,004)	803,293
N957DL Aircraft Secured Mortgage, 8%, due 6/20/19	901,256	-	(85,337)	816,496
N959DL Aircraft Secured Mortgage, 8%, due 7/20/19	913,519	-	(84,676)	829,567
N960DL Aircraft Secured Mortgage, 8%, due 10/20/19	957,502	-	(83,428)	875,265
N961DL Aircraft Secured Mortgage, 8%, due 8/20/19	941,292	-	(85,442)	856,740
N976DL Aircraft Secured Mortgage, 8%, due 2/15/18	610,672	-	(88,862)	520,506
N913DL Trust Beneficial Interest	228,083	86,477	(91,267)	218,628
N918DL Trust Beneficial Interest	263,750	76,551	(86,710)	255,918
N954DL Trust Beneficial Interest	140,936	87,946	(104,582)	145,718
N955DL Trust Beneficial Interest	215,490	84,597	(103,307)	212,632
N956DL Trust Beneficial Interest	207,319	86,004	(104,730)	205,016
N957DL Trust Beneficial Interest	209,028	85,337	(104,296)	206,692
N959DL Trust Beneficial Interest	210,771	84,676	(103,867)	208,415
N960DL Trust Beneficial Interest	209,385	83,428	(103,540)	207,448
N961DL Trust Beneficial Interest	199,604	85,442	(105,353)	198,218
N976DL Trust Beneficial Interest	197,984	88,862	(99,543)	196,718
Blue Wall Shipping Limited, Common Stock	13,533,485	-	-	12,334,824
Contech Holdings, Inc., Common Stock	26,543,752	-	-	27,889,944
Global Geophysical Services, Inc., Common Stock	4,238,713	13,811,321	-	9,079,137
Global Geophysical Services, Inc., Senior Unsecured Notes, 10.5%, due 5/1/17	1,638,318	-	(13,528,472)	-
Global Geophysical Services, Inc., Warrants to Purchase Stock	-	-	-	7
Integra Telecom, Inc., Common Stock	41,882,431	-	-	41,676,794
Integra Telecom, Inc., Warrants	1,970,638	-	-	1,924,451
KAGY Holding Company, Inc., Series A Preferred Stock	426,999	-	-	1,208,641
Medfort, S.a.r.l (Primacom), First Lien Term Loan A, 15% PIK, due 11/21/17	4,141,549	-	-	3,815,990
Medfort, S.a.r.l (Primacom), First Lien Term Loan A2, 15% PIK, due 11/21/17	14,560,819	-	-	13,416,222
Medfort, S.a.r.l (Primacom), First Lien Term Loan B, 1% PIK, due 11/21/17	4,695,375	-	-	4,842,048
Medfort, S.a.r.l (Primacom), First Lien Term Loan B2, 1% PIK, due 11/21/17	-	-	-	-
Mid-Bowline Group Corp. (WIND Mobile), Class A Voting Shares	14,282,573	-	-	20,458,281
Novasep Holdings SAS, First Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,452,396
NVHL S.A. (Novasep), Common Shares	23,042,483	-	-	22,309,062
Perseus Holdings S.A. (Primacom), Common Stock	4,723,665	-	-	4,866,332
Primacom Finance (Lux) S.A. (Finance), Common Equity	35,959,260	-	-	35,457,033
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares	15,669,331	-	-	16,032,798
Primacom Finance (Lux) S.A., Super Senior Facility, 1%, due 4/30/34	11,629,084	54,544	-	10,769,114

26

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

Six Months Ended June 30, 2015

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

RM Holdco, LLC (Real Mex), Equity Participation	$2,562	$-	$-	$25
RM Holdco, LLC (Real Mex), Membership Units	-	-	-	-
RM OpCo, LLC (Real Mex), Convertible Second Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	4,609,161	230,235	-	4,810,806
RM OpCo, LLC (Real Mex), Convertible Second Lien Term Loan B, 8.5%, due 3/30/18	1,777,860	1,906,120	-	3,683,980
RM OpCo, LLC (Real Mex), First Lien Term Loan Tranche A, 7%, due 3/21/16	10,985,566	24,941	(281,629)	10,730,279
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B, 8.5%, due 3/30/18	18,188,954	1,004,728	-	14,739,509
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	7,232,736	333,685	-	7,549,159
TCP Delos Cayman Holdings (Beverly Shipping), Partnership Interest	640,864	-	-	879,580
TCP Delos Cayman Holdings (King B), Partnership Interest	726,529	-	(59,102)	558,047
TCP Delos Delaware Holdings, LLC (Raven Hill), Partnership Interest	2,781,223	-	(32,079)	3,817,200
TOPV New World Holdings, LLC (Gateway Casinos), Membership Interests	47,755,574	-	-	47,897,225
Woodbine Intermediate Holdings, LLC, Membership Units	3,548,239	-	-	354,823

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

27

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

Six Months Ended June 30, 2015

Investment	Acquisition Date	Cost

Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	$3,813,240
Findly Talent, LLC, Membership Units	1/1/14	649,881
Flight Options Holdings I, Inc. (One Sky), Warrants to Purchase Common Stock	12/4/13	1,468,901
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	-
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LightSquared Inc., Call Option	12/31/13	-
Linc Energy Finance (USA), Inc., First Lien Notes, 9.625%, due 10/31/17	8/8/14	8,380,000
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12 & 3/27/15	16,631,614
Longview Intermediate Holdings C, LLC, Common Stock	4/13/15	16,634,465
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	-
Shop Holding, LLC (Connexity), Class A Units	6/2/11 & 3/17/14	1,350,918
Shop Holding, LLC (Connexity), Warrants to Purchase Class A Units	7/1/11	-
Fuse, LLC, Senior Secured Notes, 10.375%, due 7/1/19	6/18/14	15,000,000
Fuse Media, LLC, Warrants to Purchase Common Stock	8/3/12	1,012,080
Soraa, Inc., Warrants to Purchase Common Stock	8/29/14	272,658
STG-Fairway Holdings, LLC (First Advantage), Class A Units	12/30/10 & 10/18/13	1,136,290
Sunshine Oilsands, Ltd., Senior Secured Notes, 10%, due 8/1/17	8/4/14 & 6/30/15	25,696,320
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TCP KC, LLC, Membership Units	Various 2014	4,521,396
TPG Hattrick Holdco, LLC (Isola), Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A. (Vivacom), Common Shares	11/9/12	8,688,957

28

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements

(Unaudited)

On May 6, 2015, the Board of Directors of the Partnership, including the “non-interested” Directors (the “Independent Directors”), voted to approve the Investment Management Agreement and Co-Management Agreement (each a “Management Agreement” and collectively, the “Management Agreements”) for an additional one-year term.

In considering whether to continue the Partnership’s Management Agreements, the Independent Directors reviewed the materials provided by the Investment Manager, the Co-Manager, fund counsel and independent director counsel, which included, among other things, (i) fee and expense information of other comparable funds, (ii) a profitability analysis of the Investment Manager in providing services under the Partnership’s Investment Management Agreement and information regarding the Investment Manager’s financial condition and the financial resources of the Investment Manager and Co-Manager, (iii) information regarding the Investment Manager’s performance respecting other funds and (iv) a memorandum outlining the legal duties of the Directors. The Directors also met with senior personnel of the Investment Manager. The Independent Directors considered factors relating to both the selection of the Investment Manager and Co-Manager and the approval of the compensation paid to the Investment Manager and Co-Manager when reviewing the Management Agreements. In considering approving the renewal of the Management Agreements, the Independent Directors, advised by counsel to the Independent Directors, took into account information furnished to the Independent Directors throughout the year, as well as information prepared specifically in connection with their review of the Management Agreements at this Meeting, both written and verbal. The Independent Directors determined that the materials provided in advance of the meeting, as supplemented by the materials and further discussion by the Investment Manager at the meeting, were sufficiently responsive to their request as to provide all information reasonably necessary for them to evaluate the terms of the Management Agreements. The Independent Directors considered the factors discussed below, among others, but did not identify any single issue or particular piece of information, in isolation, as the controlling factor.

(a) The nature, extent and quality of services provided by the Investment Manager and Co-Manager. The Independent Directors reviewed the services that the Investment Manager and the Co-Manager provide to the Partnership, including, but not limited to, providing (i) ongoing monitoring and information regarding the Partnership’s investments, (ii) a well-developed due diligence process for investment opportunities, (iii) well established risk management policies, and (iv) proactive monitoring, reporting and valuation mechanisms. The Independent Directors considered the Investment Manager’s and Co-Manager’s ability to continue to perform the services required by the Partnership, including the Investment Manager’s financial condition and whether the Investment Manager and the Co-Manager have the financial and other resources necessary to continue to carry out their respective functions under the Management Agreements. Additionally, the Independent Directors considered the services provided by the Investment Manager to other funds and investment vehicles that it manages.

29

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)

(Unaudited)

The Independent Directors noted that as a limited life privately offered fund registered under the Investment Company Act, the Partnership is a somewhat unusual investment vehicle. It was also noted that the Investment Manager had developed reporting, valuation and other procedures that were customized to the needs of the Partnership, and that the Investment Manager had expertise in administering such procedures.

In addition, the Independent Directors considered the size, education, background and experience of the Investment Manager’s and Co-Manager’s staff. They also took into consideration the Investment Manager’s and Co-Manager’s quality of service and longevity in the industry. Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.

The Independent Directors concluded that the scope of services provided by the Investment Manager and Co-Manager to the Partnership, including portfolio management and investment advice and compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of an investment manager of an investment vehicle such as the Partnership, and that the level of services provided by the Investment Manager and Co-Manager had not diminished over the past year and was not expected to diminish in the future.

(b) Investment performance of the Partnership, the Investment Manager and the Co-Manager. The Independent Directors reviewed the past investment performance of the Partnership, both on an absolute basis and as compared to other funds that had invested in similar investments, as well as general market indices, and the Independent Directors noted that the Partnership had performed satisfactorily on an absolute basis, and on a relative basis in light of the additional explanations provided by the Investment Manager at the meeting.

The Independent Directors then reviewed the Investment Manager’s and the Co-Manager’s performance with respect to the Partnership and other clients for which the Investment Manager provides investment advisory services. The Independent Directors recognized that past performance is not an indicator of future performance, but determined that such information was relevant and found that the Investment Manager (and Co-Manager, as relevant) had the necessary expertise to continue to manage and/or provide advice with respect to the Partnership in accordance with its investment objectives and strategies.

(c) Cost of the services to be provided and profits to be realized by the Investment Manager and the Co-Manager from the relationship with the Partnership. Next, the Independent Directors considered the cost of the services provided by the Investment Manager and the Co-Manager. As part of their analysis, the Independent Directors gave substantial consideration to the fees payable to the Investment Manager and the Co-Manager. The Independent Directors noted the Investment Manager’s management fee and considered that the Investment Manager is entitled to a potential carried interest after a return to common shareholders. The Independent Directors also reviewed the amounts to be allocated to SVOF/MM, LLC, General Partner of the Partnership, pursuant to

30

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)

(Unaudited)

the terms of the Partnership Agreement of the Partnership in furtherance of the provisions of the Investment Management Agreement for the Partnership. The Independent Directors of the Partnership noted that the Co-Manager receives a portion of amounts allocated to SVOF/MM, LLC from the Partnership.

In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other comparable funds (the “Comparable Funds”) managed by the Investment Manager and by other managers. It was noted by the Independent Directors that each of the Comparable Funds were business development companies. Finally, the Independent Directors considered the fact that unlike some of the Comparable Funds, 100% of origination and similar fees are retained by the Partnership rather than by the Investment Manager or by the Comparable Fund and its investment manager on a shared basis.

Based upon the foregoing, the Independent Directors concluded that the Investment Manager’s and Co-Manager’s management fee and carried interest entitlements were reasonable, compared to those of comparable unaffiliated funds and the management compensation received by the Investment Manager from other funds for which it provides advisory services.

The Independent Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Partnership and information on the financial condition of the Investment Manager. The Independent Directors considered the level of the Investment Manager’s profits and whether the profits were reasonable. The profitability analysis took into consideration a review of the Investment Manager’s methodology for determining allocation of expenses. The Independent Directors found that the profits realized by the Investment Manager from its relationship with the Partnership were reasonable and consistent with the Investment Manager’s fiduciary duties. The Independent Directors noted that the Co-Manager had advised that it was unable to provide the Directors with the information requested on profitability to the Co Manager of its relationship with the Partnership. The Independent Directors also found that the Investment Manager and Co-Manager each had the financial resources necessary to continue to carry out the Investment Manager’s functions under its respective Management Agreement with the Partnership.

(d) The extent to which economies of scale would be realized as the Partnership grows and whether fee levels would reflect such economies of scale, and fall out benefits. In light of the predetermined size for the Partnership and the policy of distributing all realized income, the Independent Directors determined that this factor was not relevant with respect to the current structure of the Partnership. The Independent Directors also considered whether the fall-out benefits to the Investment Manager, as discussed in the meeting, were appropriate in light of the total fees paid.

31

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Approval of Investment Management Agreements (Continued)

(Unaudited)

In considering the approval of the continuation of the Management Agreements, no single factor was determinative to the decision of the Directors. Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously determined that the terms of the Management Agreements are fair and reasonable to the Partnership and that the continuation of the respective Management Agreements for an additional annual period was in the best interests of the Partnership.

32

ITEM 2.	CODE OF ETHICS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS

(a)	Included in Item 1 to this Semi-annual Shareholder Report.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable for filing of Semi-annual Report to Shareholders.

(b)	None.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)    (1) Not applicable for filing of Semi-annual Report to Shareholders.

(a)    (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)    (3) Not applicable.

(b)    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	September 8, 2015

By:	/s/ Paul L. Davis
Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	September 8, 2015